STOCKHOLDERS' DEFICIENCY (Common Shares Reserved For Future Issuance) (Details)	0 Months Ended	1 Months Ended	12 Months Ended
	Apr. 11, 2013	Mar. 31, 2011	Dec. 31, 2012
Shares issuable upon conversion of debt	2,649,640	1,320,454	962,956
Abhd Shares [Member]
Conversion of convertible AbTech preferred stock			6,563,943
Shares issuable upon conversion of debt			3,335,367
Stock options outstanding			9,577,958
Warrants to purchase common stock			7,889,600
Common Stock, Capital Shares Reserved for Future Issuance			27,366,868